R. Charles Miller 202-778-9372 Charles.Miller@klgates.com

June 26, 2019

VIA EDGAR

Jay Williamson

Lauren Hamilton

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Highland Income Fund
File Nos. 333-219103; 811-23268

Dear Mr. Williamson and Ms. Hamilton:

On behalf of the Highland Income Fund (the “Fund”), we hereby transmit for filing with the U.S. Securities and Exchange Commission (the “SEC” or “Commission”) the Fund’s responses to the comments provided by you on behalf of the staff of the SEC (the “Staff”) on June 14, 2019 and June 21, 2019, to R. Charles Miller of K&L Gates LLP, regarding the Fund’s Registration Statement on Form N-2 (the “Registration Statement”), provided to the SEC on June 11, 2019, in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). We have discussed the Staff’s comments with representatives of the Fund. The Staff’s comments are described below and have been summarized to the best of our understanding. Contemporaneously with this correspondence, the Fund is filing Amendment No. 3 to the Registration Statement. References to page numbers are to pages of the Prospectus (the “Prospectus”) and the Statement of Additional Information (the “Statement of Additional Information”) as provided in the Fund’s Registration Statement.

On behalf of the Fund, we respond to the specific comments of the Staff as follows:

Legal Comments

1.	We note that the Fund is changing its name and removing the previous 80% policy. Please tell us where and how you have complied with the notice provisions required under Rule 35d-1 under the 1940 Act.

Response: The Fund posted to its website and released publicly a statement on March 20, 2019, providing initial notice of the changes to the Fund’s name, 80% policy and investment strategies. Also on March 20, 2019, the Fund mailed to all shareholders the notice labeled “Important Notice Regarding Change in Investment Policy” attached hereto as Appendix A. Accordingly, shareholders were provided with greater than 60 days’ notice of the pending changes.

2.

Beginning on page 16 of the Prospectus, under “Prospectus Summary — Principal Risks of the Trust,” Form N-2 principles generally call for disclosure that is clear, concise, and understandable. Currently, your risk disclosure in the Prospectus Summary is lengthy and at times repetitive. Please consider truncating, removing, or relocating risk disclosures accordingly.

Response: As requested by the Staff, the Fund has reviewed its disclosure under “Prospectus Summary — Principal Risks of the Trust” and has revised and eliminated certain risk disclosures where appropriate in Amendment No. 3 to the Registration Statement. The Fund notes that the full descriptions of the risk factors associated with investing in the Fund still appear in the “Principal Risks of the Trust” section of the Prospectus.

3.

At December 31, 2018, a substantial portion of the Fund’s investments were in senior loans paying interest at floating rates based on the London Inter-bank Offered Rate (“LIBOR”). As LIBOR will be phased out in 2021, this may negatively impact the value, income and liquidity of the Fund’s assets. Please tell us how you have evaluated the anticipated effects of the 2021 phase out, and, if necessary, add appropriate risk disclosure.

Response: Although the Fund continues to monitor developments relating to the anticipated 2021 phase out of LIBOR, a consensus has not yet formed across the industry on how LIBOR will be replaced. Accordingly, the Fund agrees to add the following risk disclosure to the “Principal Risks of the Trust — Interest Rate Risk” section of the Prospectus:

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Due to this announcement, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

4.

On page 19 of the Statement of Additional Information, under “Borrowing and Lending,” we note your statement that you currently leverage through borrowings made by HFRO Sub, LLC under a financing arrangement with Bank of America Merrill Lynch (“BAML”). At year end, you had approximately $450 million in outstanding borrowings. However, we are unable to locate the senior securities table required by Item 4.3 of Form N-2, nor the effects of leverage table required by Item 8.3 of Form N-2. Please revise or advise as appropriate.

Response: As requested by the Staff, the Fund has added the table required by Item 4.3 in Amendment No. 3 to the Registration Statement. The Fund confirms that, if and when it makes an offering of preferred shares, it will include the table required by Item 8.3 in its Prospectus Supplement.

Accounting Comments

5.

The Staff notes that there were a number of differences between the unaudited financial statements for the December 31, 2018 period included in the N-CSRS filed March 8, 2019 and the audited financial statements for the December 31, 2018 period included in the N-CSR filed June 7, 2019. Please supplementally describe if these differences resulted from errors uncovered during the audit process. If so, describe the actions taken to correct the errors.

Response: In response to the Staff’s questions, the Fund confirms that there were certain balances reclassified between line items in the audited and unaudited versions of the financial statements, but also notes that the only change to net assets was approximately $187,000. As described in the notes to the Fund’s financial statements, the Fund has a Dividend Reinvestment Plan (“DRIP”) in which participants receive the equivalent of common shares based on the dividend declared for the respective period and the amount of the dividend allocable to these shares is reinvested in common shares of the Fund. During the audit of the Fund’s December 31, 2018 financial statements, it became apparent that the Fund’s administrator had not timely recorded the reinvestment of the dividend back into the Fund for two separate reporting periods, resulting in net assets being understated by approximately $187,000. This was the only change in net assets between the two filings and represents less than two basis points (0.00018) of the Fund’s net assets, which is immaterial pursuant to the Fund’s Error Correction Policy. After analyzing the cause with the Fund’s administrator, the Fund’s Adviser has implemented a monthly checklist procedure to verify that the proceeds from the DRIP are recorded in the NAV of the Fund in a timely manner.

Additionally, subsequent to the filing of the unaudited financial statements for the December 31, 2018 period included in the N-CSRS filed March 8, 2019 and prior to filing the audited financial statements for the December 31, 2018 period included in the N-CSR filed June 7, 2019, additional tax information became available that resulted in the reclassification of balances for certain individual line items on the consolidated statement of operations and the consolidated statement of assets and liabilities. Although certain line items on the consolidated statement of operations were changed to reflect the new information received or the results of discussions with the Fund’s independent accountant regarding other transactions, the Fund notes that the total decrease in net assets resulting from operations is the same amount ($27,067,237) in both documents.

6.

The Staff notes that, effective April 11, 2018, the Fund’s fiscal year end changed to December 31. Please provide clarity regarding the Board’s approval of this change in the Fund’s fiscal year end. Additionally, please supplementally explain how the N-CSR dated June 7, 2019 was timely filed per Rule 30e-1 under the 1940 Act.

Response: The Fund’s Board approved the change in the Fund’s fiscal year end from June 30th to December 31st at a telephonic Board meeting held on April 11, 2019.

The Fund notes that its original Form N-CSR for the previous fiscal year ended June 30, 2018, was timely filed on September 24, 2018. Following the change in its fiscal year end to December 31, 2018, the Fund filed an amended Form N-CSR on June 7, 2019. Thus, the Fund has at all times had a timely N-CSR filed with the Commission.

As the Staff is aware, Rule 30b1-3, which previously covered the time periods for filing transition reports following a change of fiscal year-end, was rescinded in 2018 following the adoption of the new Form N-CEN. The Fund is not aware of any superseding rules covering such filing periods, but notes that the Adopting Release for Form N-CEN states that “a registrant may file an amendment to a previously filed report at any time.” Investment Company Reporting Modernization, Investment Company Act Release No. 32314, 81 Fed. Reg. 81,870, 82,025 (Nov. 18, 2016). The Fund believes that filing the amended form N-CSR on June 7, 2019 — which was within 60 days of the change in the Fund’s fiscal year end — provided the best and most current information to its shareholders.

7.	Please include the senior securities table required by Item 4.3 of Form N-2. The Staff notes that the information presented in the senior securities table must be audited.

Response: As requested by the Staff, the Fund has added the table required by Item 4.3 in Amendment No. 3 to the Registration Statement. The Fund further notes that the information in Item 4.3 has previously been audited and appears (in somewhat different format) in Note 13 (Asset Coverage) to the December 31, 2018 N-CSR filing. Because the information in Item 4.3 is only audited through December 31, 2018, the Fund has removed the reference to the May 31, 2019 balance in the table.

8.

On page 44 of the Prospectus, the footnote to the “Example” table, which illustrates shareholder expenses, provides that the example includes Dividends of Preferred Shares. Please clarify that the footnote does not include offering expenses of the preferred shares. In addition, please confirm the accuracy of the information provided in the Example.

Response: As requested by the Staff, the Fund has revised the footnote to the “Example” table to indicate that, while the example includes Dividends on Preferred Shares, it does not include Offering Expenses of Preferred Shares. In addition, the Fund has rechecked the amounts listed in the Example table and can confirm that they are correct, but has recalculated and revised the amounts listed in the footnote to $32, $99, $168, and $352 respectively.

9.

Under the “Financial Statements” heading on page 55 of the Statement of Additional Information, we note that the disclosure says that “The Trust’s audited financial statements for the period ended December 31, 2018 have been audited by

PwC, the Trust’s independent registered public accounting firm, and are also incorporated in this statement of Additional Information by reference to the Trust’s semi-annual report for the period ended December 31, 2018 and is available upon request.” Please explain why the financials are incorporated by reference to the semi-annual report or revise the disclosure accordingly.

Response: The Fund confirms that this disclosure should state that audited financial statements for the period ended December 31, 2018 are incorporated by reference to the N-CSR filed June 7, 2019. The Fund has revised the disclosure in the Statement of Additional Information accordingly.

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If you have any questions, please do not hesitate to contact me at (202) 778-9372, or in my absence Jon-Luc Dupuy at (617) 261-3146.

Sincerely,

/s/ R. Charles Miller

cc:    Jon-Luc Dupuy

APPENDIX A

Important Notice Regarding Change in Investment Policy

March 20, 2019

Dear Highland Funds Investor,

On March 19, 2019, the Board of Trustees of Highland Floating Rate Opportunities Fund (the “Fund”), upon the recommendation of the Fund’s adviser, Highland Capital Management Fund Advisors, L.P., approved changes to the Fund’s name and investment strategies.

Accordingly, effective May 20, 2019, the Fund will change its name to Highland Income Fund. The Fund’s CUSIP 43010E404 will not change. The Fund’s investment objective – to provide a high level of current income consistent with preservation of capital – will also remain the same. The Fund will continue to invest in floating-rate loans and other securities deemed to be floating-rate instruments; however, the Fund will expand its investment strategy and remove the Fund’s policy of, under normal circumstances, investing at least 80% of its net assets in such securities (the “80% Policy”).

The Fund will pursue its investment objective by investing primarily in the following categories of securities and instruments: (i) floating-rate loans and other securities deemed to be floating-rate investments; (ii) investments in securities or other instruments directly or indirectly secured by real estate (including real estate investment trusts (“REITs”), preferred equity, securities convertible into equity securities and mezzanine debt); and (iii) other instruments, including but not limited to secured and unsecured fixed-rate loans and corporate bonds, distressed securities, mezzanine securities, structured products (including but not limited to mortgage-backed securities, collateralized loan obligations and asset-backed securities), convertible and preferred securities, equities (public and private), and futures and options.

Once effective, the Fund will no longer be required to invest at least 80% of its assets in floating-rate loans and other securities deemed to be floating-rate investments. The Adviser believes the change will expand the Fund’s universe of opportunistic investments and provide additional flexibility when investing outside of floating-rate instruments.

Until the effective date, the Fund will continue to invest in accordance with the 80% Policy. Once the changes take place, the Adviser still expects to invest a significant portion of the Fund’s portfolio in floating-rate securities.

For further information, please contact Highland Funds Shareholder Services at 800-357-9167.

Sincerely,

Highland Funds

www.highlandfunds.com